Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments for Operating Leases	The following table sets forth the Company’s office lease commitment as of December 31, 2020:
Office Rental

Year ending December 31,
2021	$34,000

Total	$34,000